Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	¥ 12,141
Investment property at ending of period	14,217	¥ 12,141
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	12,141	9,747
Investment property at ending of period	14,217	12,141
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	14,870	12,449
Investment property at ending of period	17,285	14,870
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	12,898	10,227
Additions	2,487	3,022
Deductions		(351)
Investment property at ending of period	15,385	12,898
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(757)	(480)
Additions	(411)	(325)
Deductions		48
Investment property at ending of period	¥ (1,168)	¥ (757)